Trade payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Schedule of trade payables and accrued expenses
	December 31
	2025	2024

Trade payables	3,607	4,096
Accrued expenses	4,041	1,185
	7,648	5,281